LEASES	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
LEASES
LEASES

NOTE 4 - LEASES

Our adoption of ASU 2016-02, Leases (Topic 842), and subsequent ASUs related to Topic 842, requires us to recognize substantially all leases on the balance sheet as an ROU asset and a corresponding lease liability. The new guidance also requires additional disclosures as detailed below. The Company adopted this standard on the effective date of January 1, 2019 and used this effective date as the date of initial application. Under this application method, the Company was not required to restate prior period financial information or provide Topic 842 disclosures for prior periods. The Company elected the ‘package of practical expedients,’ which permitted us to not reassess our prior conclusions related to lease identification, lease classification, and initial direct costs, and the Company did not elect the use of hindsight.

Lease ROU assets and liabilities are recognized at commencement date of the lease, based on the present value of lease payments over the lease term. The lease ROU asset also includes any lease payments made and excludes any lease incentives. When readily determinable, the Company uses the implicit rate in determining the present value of lease payments. When leases do not provide an implicit rate, the Company uses its incremental borrowing rate based on the information available at the lease commencement date, including the lease term.

The Company recognized a $83,934 right-of-use asset and $83,508 in a related party lease liability for our finance leases. For our finance leases, the asset is included in other long-term assets on the balance sheet and is amortized within operating income over the lease term. The long-term component of the lease liability is included in other long-term liabilities, net, and the current component is included in other current liabilities.

On May 6, 2022, the Company entered into a lease agreement with its CEO, Joey Firestone, for three cargo vans to be used for delivery and distribution of its products. Mr. Firestone is the guarantor of these vehicles, which he acquired for the sole purpose of the operations of Elite Beverage International. The monthly payment for each vehicle is 66 months of $706.07(APR 8.99%) (2019 Mercedes Sprinter Van), 72 months of $806.76 (APR9.95%) (2019 Ford Transit Van), and 72 months of $796.94. (APR 10.59%) (2020 Ford Transit Van) Each vehicle has a purchase option upon the completion of the lease agreement. Total initial payments were $19,000 for all three vehicles which was $9,000. $5,000, and $5,000 for each one, respectively.

The Company incurred amortization expense, which is included as part of selling, general and administrative expenses, of $17,579 and $18,049 plus interest expense of $6,580 and $7,870 during the nine months ended September 30, 2024 and 2023, respectively.

The tables below present financial information associated with our leases.

	Balance Sheet	September 30,	December 31,
	Classification	2024	2023

Right-of-use assets	Other long-term assets	$83,934	$101,400
Current lease liabilities	Other current liabilities	22,268	19,064
Non-current lease liabilities	Other long-term liabilities	61,240	76,930

As of September 30, 2024, our maturities of our lease liabilities are as follows:

Maturity of lease liabilities
2024 (three months remaining)	$10,872
2025	27,717
2026	27,717
2027	27,012
Thereafter	5,832
Total lease payments	$99,150
Less: Imputed interest	(15,642)
Present value of lease liabilities	$83,508

NOTE 4 - LEASES

Our adoption of ASU 2016-02, Leases (Topic 842), and subsequent ASUs related to Topic 842, requires us to recognize substantially all leases on the balance sheet as an ROU asset and a corresponding lease liability. The new guidance also requires additional disclosures as detailed below. We adopted this standard on the effective date of January 1, 2019 and used this effective date as the date of initial application. Under this application method, we were not required to restate prior period financial information or provide Topic 842 disclosures for prior periods. We elected the ‘package of practical expedients,’ which permitted us to not reassess our prior conclusions related to lease identification, lease classification, and initial direct costs, and we did not elect the use of hindsight.

Lease ROU assets and liabilities are recognized at commencement date of the lease, based on the present value of lease payments over the lease term. The lease ROU asset also includes any lease payments made and excludes any lease incentives. When readily determinable, we use the implicit rate in determining the present value of lease payments. When leases do not provide an implicit rate, we use our incremental borrowing rate based on the information available at the lease commencement date, including the lease term.

We recognized a $142,613 right-of-use asset and $142,613 in a related party lease liability for our finance leases. For our finance leases, the asset is included in other long-term assets on the balance sheet and is amortized within operating income over the lease term. The long-term component of the lease liability is included in other long-term liabilities, net, and the current component is included in other current liabilities.

On May 6, 2022, the Company entered into a lease agreement with its CEO, Joey Firestone, for three cargo vans to be used for delivery and distribution of its products. Mr. Firestone is the guarantor of these vehicles, which he acquired for the sole purpose of the operations of Elite Beverage International. The monthly payment for each vehicle is 66 months of $706 (APR 8.99%) (2019 Mercedes Sprinter Van), 72 months of $807 (APR9.95%) (2019 Ford Transit Van), and 72 months of $797. (APR 10.59%) (2020 Ford Transit Van) Each vehicle has a purchase option upon the completion of the lease agreement. Total initial payments were $19,000 for all three vehicles which was $9,000. $5,000, and $5,000 for each one, respectively.

The Company incurred amortization expense, which is included as part of selling, general and administrative expenses, of $23,410 and $12,232 plus interest expense of $10,007 and $5,832 during the years ended December 31, 2023 and 2022, respectively.

The tables below present financial information associated with our leases.

	Balance Sheet	December 31,	December 31,
	Classification	2023	2022

Right-of-use assets	Other long-term assets	$101,400	$130,381
Current lease liabilities	Other current liabilities	19,064	17,282
Non-current lease liabilities	Other long-term liabilities	76,930	95,993

As of December 31, 2023, our maturities of our lease liabilities are as follows:

December 31, 2023
Maturity of lease liabilities	Financing Leases
2024	27,717
2025	27,717
2026	27,717
2027	27,012
Thereafter	8,021
Total lease payments	$118,184
Less: Imputed interest	(22,190)
Present value of lease liabilities	$95,994